Related Party Transactions (Key Personnel Compensations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Short-term employee benefits	¥ 5,926	¥ 5,218	¥ 4,469
Post-employment benefits	143	148	147
Share-based payments	505	1,270	1,342
Total	¥ 6,574	¥ 6,636	¥ 5,958